Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	HIMS & HERS HEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38986
Entity Tax Identification Number	98-1482650
Entity Address, Address Line One	2269 Chestnut Street, #523
Entity Address, Postal Zip Code	94123
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
City Area Code	415
Local Phone Number	851-0195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	HIMS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001773751
Amendment Flag	false